UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 12/31/2009
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      SIR Capital Management, L.P.

Address:   620 Eighth Avenue, 37th Floor
           New York, New York 10018


Form 13F File Number: 028-13426


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Ben Fooshee
Title:  Chief Operating Officer
Phone:  (212) 993-7090

Signature,  Place,  and  Date  of  Signing:

/s/ Ben Fooshee                    New York, New York                 2/16/2010
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              65

Form 13F Information Table Value Total:  $      393,955
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
---------------------------- --------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                        VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
---------------------------- --------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
ACERGY S A                   SPONSORED ADR   00443E104      684    43,800 SH       SOLE                   43,800      0    0
ADVANTAGE OIL & GAS LTD      COM             00765F101    4,461   679,700 SH       SOLE                  679,700      0    0
AECOM TECHNOLOGY CORP DELAWA COM             00766T100    3,911   142,200 SH       SOLE                  142,200      0    0
APACHE CORP                  COM             037411105   28,021   271,600 SH       SOLE                  271,600      0    0
ARCH COAL INC                COM             039380100    3,320   149,200 SH       SOLE                  149,200      0    0
ATLAS ENERGY INC             COM             049298102    4,654   154,400 SH       SOLE                  154,400      0    0
BAKER HUGHES INC             COM             057224107    4,967   122,700 SH       SOLE                  122,700      0    0
BASIC ENERGY SVCS INC NEW    COM             06985P100      245    27,500 SH       SOLE                   27,500      0    0
BAYTEX ENERGY TR             TRUST UNIT      073176109    3,348   118,500 SH       SOLE                  118,500      0    0
CABOT OIL & GAS CORP         COM             127097103    1,661    38,100 SH       SOLE                   38,100      0    0
CAMERON INTERNATIONAL CORP   COM             13342B105    7,846   187,700 SH       SOLE                  187,700      0    0
CANADIAN NAT RES LTD         COM             136385101    8,037   111,700 SH       SOLE                  111,700      0    0
CARBO CERAMICS INC           COM             140781105    4,567    66,988 SH       SOLE                   66,988      0    0
CARRIZO OIL & CO INC         COM             144577103    3,258   122,900 SH       SOLE                  122,900      0    0
CELANESE CORP DEL            COM SER A       150870103    1,685    52,500 SH       SOLE                   52,500      0    0
CHICAGO BRIDGE & IRON CO N V N Y REGISTRY SH 167250109    2,788   137,900 SH       SOLE                  137,900      0    0
CIMAREX ENERGY CO            COM             171798101   25,865   488,300 SH       SOLE                  488,300      0    0
CLOUD PEAK ENERGY INC        COM             18911Q102    1,431    98,300 SH       SOLE                   98,300      0    0
COMSTOCK RES INC             COM NEW         205768203   13,102   322,960 SH       SOLE                  322,960      0    0
CONCHO RES INC               COM             20605P101   10,673   237,715 SH       SOLE                  237,715      0    0
CONSOL ENERGY INC            COM             20854P109      996    20,000 SH       SOLE                   20,000      0    0
CORE LABORATORIES N V        COM             N22717107    8,469    71,700 SH       SOLE                   71,700      0    0
DEVON ENERGY CORP NEW        COM             25179M103   11,143   151,600 SH       SOLE                  151,600      0    0
DOW CHEM CO                  COM             260543103    1,113    40,300 SH       SOLE                   40,300      0    0
DRESSER-RAND GROUP INC       COM             261608103    8,377   265,025 SH       SOLE                  265,025      0    0
DRIL-QUIP INC                COM             262037104    3,598    63,700 SH       SOLE                   63,700      0    0
EOG RES INC                  COM             26875P101   18,925   194,500 SH       SOLE                  194,500      0    0
EXCO RESOURCES INC           COM             269279402    6,944   327,100 SH       SOLE                  327,100      0    0
FRONTIER OIL CORP            COM             35914P105    3,204   266,100 SH       SOLE                  266,100      0    0
GLOBAL INDS LTD              COM             379336100      636    89,200 SH       SOLE                   89,200      0    0
HALLIBURTON CO               COM             406216101    1,631    54,200 SH       SOLE                   54,200      0    0
HELMERICH & PAYNE INC        COM             423452101   11,084   277,938 SH       SOLE                  277,938      0    0
HESS CORP                    COM             42809H107   28,429   469,900 SH       SOLE                  469,900      0    0
IMPERIAL OIL LTD             COM NEW         453038408    1,841    47,600 SH       SOLE                   47,600      0    0
JAMES RIVER COAL CO          COM NEW         470355207      952    51,500 SH       SOLE                   51,500      0    0
JOY GLOBAL INC               COM             481165108    3,955    76,700 SH       SOLE                   76,700      0    0
LUBRIZOL CORP                COM             549271104    2,809    38,500 SH       SOLE                   38,500      0    0
MARATHON OIL CORP            COM             565849106   32,587 1,043,800 SH       SOLE                1,043,800      0    0
MASTEC INC                   COM             576323109    1,000    80,000 SH       SOLE                   80,000      0    0
MYR GROUP INC DEL            COM             55405W104      298    16,500 SH       SOLE                   16,500      0    0
NATIONAL FUEL GAS CO N J     COM             636180101   10,340   206,800 SH       SOLE                  206,800      0    0
NEWFIELD EXPL CO             COM             651290108   15,791   327,400 SH       SOLE                  327,400      0    0
NOBLE CORPORATION BAAR       NAMEN -AKT      H5833N103      757    18,600 SH       SOLE                   18,600      0    0
NUCOR CORP                   COM             670346105    3,569    76,500 SH       SOLE                   76,500      0    0
OCEANEERING INTL INC         COM             675232102    9,573   163,591 SH       SOLE                  163,591      0    0
PATTERSON UTI ENERGY INC     COM             703481101    1,962   127,800 SH       SOLE                  127,800      0    0
PENGROWTH ENERGY TR          TR UNIT NEW     706902509    1,657   171,600 SH       SOLE                  171,600      0    0
PRAXAIR INC                  COM             74005P104    2,184    27,200 SH       SOLE                   27,200      0    0
QUESTAR CORP                 COM             748356102    5,504   132,400 SH       SOLE                  132,400      0    0
QUICKSILVER RESOURCES INC    COM             74837R104    5,488   365,600 SH       SOLE                  365,600      0    0
ROSETTA RESOURCES INC        COM             777779307    1,801    90,400 SH       SOLE                   90,400      0    0
SANDRIDGE ENERGY INC         COM             80007P307    2,336   247,700 SH       SOLE                  247,700      0    0
SCHLUMBERGER LTD             COM             806857108    2,402    36,900 SH       SOLE                   36,900      0    0
SOUTHWESTERN ENERGY CO       COM             845467109   12,942   268,500 SH       SOLE                  268,500      0    0
STEEL DYNAMICS INC           COM             858119100      250    14,100 SH       SOLE                   14,100      0    0
SUPERIOR WELL SVCS INC       COM             86837X105    3,201   224,500 SH       SOLE                  224,500      0    0
SWIFT ENERGY CO              COM             870738101    2,432   101,500 SH       SOLE                  101,500      0    0
TENARIS S A                  SPONSORED ADR   88031M109    1,872    43,900 SH       SOLE                   43,900      0    0
TIDEWATER INC                COM             886423102    3,649    76,100 SH       SOLE                   76,100      0    0
TRANSOCEAN LTD               REG SHS         H8817H100    2,600    31,400 SH       SOLE                   31,400      0    0

                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
---------------------------- --------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                        VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
---------------------------- --------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
UNIT CORP                    COM             909218109    2,614    61,500 SH       SOLE                   61,500      0    0
VALERO ENERGY CORP NEW       COM             91913Y100    4,566   272,600 SH       SOLE                  272,600      0    0
VALSPAR CORP                 COM             920355104    1,330    49,000 SH       SOLE                   49,000      0    0
WHITING PETE CORP NEW        COM             966387102    6,581    92,100 SH       SOLE                   92,100      0    0
WILLIAMS COS INC DEL         COM             969457100    6,039   286,500 SH       SOLE                  286,500      0    0


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